Leases	9 Months Ended
Sep. 30, 2021
Leases [Abstract]
Leases
(6)	Leases

(a)	Lessor

The Company’s lease rental income for the three and nine months ended September 30, 2021 and 2020 were as follows:

	Three Months Ended September 30,
	2021			2020
	Owned	Managed	Total	Owned	Managed	Total
Lease rental income - operating leases	$149,751	$12,793	$162,544	$115,774	$14,362	$130,136
Interest income on net investment in finance leases	23,854	—	23,854	7,881	—	7,881
Interest income on container leaseback financing receivable	5,304	—	5,304	4,188	—	4,188
Variable lease revenue	3,746	382	4,128	5,744	1,181	6,925
Total lease rental income	$182,655	$13,175	$195,830	$133,587	$15,543	$149,130

	Nine Months Ended September 30,
	2021			2020
	Owned	Managed	Total	Owned	Managed	Total
Lease rental income - operating leases	$426,559	$41,900	$468,459	$344,373	$43,759	$388,132
Interest income on net investment in finance leases	56,901	—	56,901	18,839	—	18,839
Interest income on container leaseback financing receivable	16,083	—	16,083	12,263	—	12,263
Variable lease revenue	9,983	1,082	11,065	16,832	3,316	20,148
Total lease rental income	$509,526	$42,982	$552,508	$392,307	$47,075	$439,382

Variable lease revenue includes other charges set forth in the leases, such as handling fees, pick-up and drop-off charges and charges for damage protection plan.

For finance leases, the net selling gain recognized at lease commencement, representing the difference between the estimated fair value of containers placed on these leases and their net book value, in the amount of $1,064 and $33 for the three months ended September 30, 2021 and 2020, respectively, and $2,350 and $47 for the nine months ended September 30, 2021 and 2020, respectively, are included in “gain on sale of owned fleet containers, net” in the condensed consolidated statements of operations.

Operating Leases

The following is a schedule, by year, of future minimum lease payments receivable under the long-term leases for the owned and managed container fleet as of September 30, 2021:

	Owned	Managed	Total
Twelve months ending September 30:
2022	436,644	28,674	465,318
2023	394,372	23,590	417,962
2024	332,789	20,757	353,546
2025	262,636	16,223	278,859
2026	186,481	11,764	198,245
2027 and thereafter	358,182	12,915	371,097
Total future minimum lease payments receivable	$1,971,104	$113,923	$2,085,027

Net Investment in Finance Leases

The following table represents the components of the net investment in finance leases as of September 30, 2021 and December 31, 2020:

	September 30, 2021	December 31, 2020
Future minimum lease payments receivable	$2,423,468	$1,216,086
Residual value of containers	15,070	12,601
Less: unearned income	(735,587)	(347,394)
Net investment in finance leases (1)	$1,702,951	$881,293
Less: Allowance for credit losses	(696)	(1,333)
Net investment in finance leases, net	$1,702,255	$879,960
Amounts due within one year	$110,397	$78,459
Amounts due beyond one year	1,591,858	801,501
Net investment in finance leases, net	$1,702,255	$879,960

(1) One major customer represented 84.9% and 80.1% of the Company’s finance leases portfolio as of September 30, 2021 and December 31, 2020, respectively. No other customer represented more than 10% of the Company’s finance leases portfolio in each of those periods.

Container Leaseback Financing Receivable

The Company’s container leaseback financing receivable pertains to containers purchased that were leased back to the seller-lessees through a sales-type leaseback arrangement that are accounted for as financing transactions.

The following table represents the components of the container leaseback financing receivable as of September 30, 2021 and December 31, 2020:

	September 30, 2021	December 31, 2020
Future minimum payments receivable	$496,227	$505,473
Less: unearned income	(134,432)	(141,181)
Container leaseback financing receivable (1)	$361,795	$364,292
Less: Allowance for credit losses	(122)	(424)
Container leaseback financing receivable, net	$361,673	$363,868
Amounts due within one year	$29,865	$27,076
Amounts due beyond one year	331,808	336,792
Container leaseback financing receivable, net	$361,673	$363,868

(1) One major customer represented 90.0% and  89.7% of the Company’s container leaseback financing receivable portfolio as of September 30, 2021 and December 31, 2020, respectively. As of December 31, 2020, one other customer represented  10.3% of the Company’s container leaseback financing receivable portfolio.

The following is a schedule by year, of future minimum lease payments receivable under the net investment in finance leases and container leaseback financing receivable as of September 30, 2021:

Twelve months ending September 30:	Net Investment in Finance Leases	Container Leaseback Financing Receivable	Total
2022	207,570	50,529	258,099
2023	193,474	50,529	244,003
2024	184,932	49,135	234,067
2025	183,022	39,232	222,254
2026	182,375	37,915	220,290
2027 and thereafter	1,472,095	268,887	1,740,982
Total future minimum lease payments receivable	$2,423,468	$496,227	$2,919,695

(b)	Lessee

Right-of-use (“ROU”) lease assets and lease liabilities are recognized for the Company’s office space leases at the commencement date based on the present value of lease payments over the lease term. As of September 30, 2021 and December 31, 2020, ROU operating lease assets amounted to $9,387 and $10,331, respectively, which were reported in “other assets” in the condensed consolidated balance sheets. As of September 30, 2021 and December 31, 2020, total lease liabilities amounted to $11,489 and $12,636, respectively, which were reported in “other liabilities” in the condensed consolidated balance sheets. As of September 30, 2021, the weighted average discount rate was 4.75% and the weighted average remaining lease term was 4 years.

Operating lease expense is recognized on a straight-line basis over the lease term and is reported in “general and administrative expense” in the condensed consolidated statements of operations. Other information related to the Company's operating leases are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30
	2021	2020	2021	2020
Operating lease cost	$525	$527	$1,578	$1,577
Short-term and variable lease cost	38	31	112	95
Total rent expense	$563	$558	$1,690	$1,672

Cash paid for amounts included in the measurement of lease liabilities	$456	$595	$1,816	$1,739

Future minimum lease payment obligations under the Company’s noncancelable operating leases at September 30, 2021 were as follows:

Operating Leases
Twelve months ending September 30:
2022	$2,247
2023	2,396
2024	2,433
2025	2,168
2026	2,164
2027 and thereafter	1,480
Total minimum lease payments	12,888
Less imputed interest	(1,399)
Total present value of operating lease liabilities	$11,489